UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sellers Capital
                 -------------------------------
   Address:      161 N Clark St Ste 4700
                 -------------------------------
                 Chicago, IL 60601
                 -------------------------------

 Form 13F File Number:   28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Porter
         -------------------------------
Title:   Director of Administration
         -------------------------------
Phone:   (312) 523-2163
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Porter               Chicago, IL         May 22, 2008
   -------------------------------  -------------------   -----------------
           [Signature]                  [City, State]          [Date]


FOOTNOTE: In addition to the securities required to be disclosed in this Form 13F, accounts managed by the manager also had interests in over-the-counter derivative contracts that are not required to be disclosed because the manager did not control the underlying basket of securities. At 3/31/08 there were approximately 20 different securities constituting the notional values of these derivative instruments.



Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total:  166,361
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
- ------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN/AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
- ------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- --------  ---
ATP Oil & Gas Corp        COMM             00208J108    5,721   174,835 SH           SOLE                       174,835
Berkshire Hathaway B      COMM             084670207      215        48 SH           SOLE                            48
CME Group                 COMM             12572Q105      842     1,795 SH           SOLE                         1,795
Contango Oil & Gas        COMM             21075N204  123,803 1,916,164 SH           SOLE                     1,916,164
Dell                      COMM             24702R101      319    16,000 SH           SOLE                        16,000
Google                    COMM             38259P508      510     1,157 SH           SOLE                         1,157
Premier Exhibitions       COMM             74051E102   12,615 2,088,622 SH           SOLE                     2,088,622
SPX.X Sep 2008 1200       OPT              99ADWGNB4   20,183     4,500 SH           SOLE                         4,500
Starbucks                 COMM             855244109      260    14,867 SH           SOLE                        14,867
Transocean                COMM             G90073100    1,622    12,000 SH           SOLE                        12,000
WellPoint                 COMM             94973V107      271     6,147 SH           SOLE                         6,147